Other disclosures - Credit Risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Disclosure of financial assets [line items]
Financial assets	£ 703,874	[1]	£ 680,053	[2]
Coverage ratio	0.014	[3]	0.01	[4]
Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 713,576	[1]	£ 686,683	[2]
ECL [member]
Disclosure of financial assets [line items]
Financial assets	9,702	[1]	6,630	[2]
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 354,912		£ 339,115
Coverage ratio	0.025		0.018
Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 156,639		£ 154,479
Coverage ratio	0.003		0.003
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 45,785		£ 55,296
Coverage ratio	0.12		0.081
Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 152,488		£ 129,340
Coverage ratio	0.014		0.008
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 363,873		£ 345,423
Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	157,141		154,911
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	52,035		60,180
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	154,697		130,332
Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	8,961		6,308
Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	502		432
Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	6,250		4,884
Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,209		£ 992
Stage 1 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.002	[3]	0.001	[4]
Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 562,924	[1]	£ 620,406	[2]
Stage 1 [member] | ECL [member]
Disclosure of financial assets [line items]
Financial assets	1,145	[1]	804	[2]
Stage 1 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 277,094		£ 298,559
Coverage ratio	0.004		0.002
Stage 1 [member] | Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 134,590		£ 135,691
Coverage ratio	0		0
Stage 1 [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 35,061		£ 45,470
Coverage ratio	0.021		0.012
Stage 1 [member] | Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 107,443		£ 117,398
Coverage ratio	0.002		0.001
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 278,117		£ 299,266
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	134,612		135,713
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	35,829		46,012
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	107,676		117,541
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	1,023		707
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	22		22
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	768		542
Stage 1 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 233		£ 143
Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.032	[3]	0.044	[4]
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 139,976	[1]	£ 57,419	[2]
Lifetime expected credit losses [member] | Stage 2 [member] | ECL [member]
Disclosure of financial assets [line items]
Financial assets	4,522	[1]	2,543	[2]
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 72,698		£ 35,861
Coverage ratio	0.052		0.062
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 20,188		£ 16,979
Coverage ratio	0.004		0.004
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,796		£ 8,752
Coverage ratio	0.231		0.187
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 42,714		£ 10,130
Coverage ratio	0.021		0.029
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Not past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 65,564		£ 31,948
Coverage ratio	0.049		0.057
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Not past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 17,417		£ 14,696
Coverage ratio	0.003		0.003
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Not past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,310		£ 8,162
Coverage ratio	0.213		0.164
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Not past due [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 38,837		£ 9,090
Coverage ratio	0.02		0.03
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Equal to or Less than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 5,158		£ 2,273
Coverage ratio	0.048		0.074
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Equal to or Less than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,750		£ 1,571
Coverage ratio	0.008		0.009
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Equal to or Less than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 215		£ 337
Coverage ratio	0.404		0.321
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Equal to or Less than 30 days past due [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,193		£ 365
Coverage ratio	0.03		0.024
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Greater than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,976		£ 1,640
Coverage ratio	0.145		0.143
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Greater than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,021		£ 712
Coverage ratio	0.02		0.018
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Greater than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 271		£ 253
Coverage ratio	0.513		0.498
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Greater than 30 days past due [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 684		£ 675
Coverage ratio	0.041		0.013
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 76,649		£ 38,234
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	20,271		17,043
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	12,743		10,759
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	43,635		10,432
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Not past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	68,920		33,866
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Not past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	17,464		14,733
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Not past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	11,825		9,759
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Not past due [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	39,631		9,374
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	5,417		2,455
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	1,765		1,585
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	361		496
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Equal to or Less than 30 days past due [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	3,291		374
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Greater than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	2,312		1,913
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Greater than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	1,042		725
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Greater than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	557		504
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Greater than 30 days past due [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	713		684
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	3,951		2,373
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	83		64
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	2,947		2,007
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	921		302
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Not past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	3,374		1,918
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Not past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	47		37
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Not past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	2,515		1,597
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Not past due [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	812		284
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Equal to or Less than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	241		182
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Equal to or Less than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	15		14
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Equal to or Less than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	146		159
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Equal to or Less than 30 days past due [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	80		9
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Greater than 30 days past due [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	336		273
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Greater than 30 days past due [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	21		13
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Greater than 30 days past due [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	286		251
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | ECL [member] | Greater than 30 days past due [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 29		£ 9
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.376	[3]	0.371	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,676	[1]	£ 8,858	[2]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL [member]
Disclosure of financial assets [line items]
Financial assets	4,035	[1]	3,283	[2]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 5,120		£ 4,695
Coverage ratio	0.438		0.407
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,861		£ 1,809
Coverage ratio	0.176		0.161
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 928		£ 1,074
Coverage ratio	0.732		0.685
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,331		£ 1,812
Coverage ratio	0.312		0.232
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,107		£ 7,923
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	2,258		2,155
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	3,463		3,409
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	3,386		2,359
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	3,987		3,228
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	397		346
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	2,535		2,335
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | ECL [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,055		£ 547

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 215.6 bn and impairment allowance of £ 176 m. This comprises £ 37 m ECL on £ 209.2 bn stage 1 a ssets, £ 24 m on £ 6.3 bn stage 2 fair value through other comprehe nsive inc ome assets, cash collateral and settlement balances and £ 115 m on £ 115 m stage 3 other assets

[2]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financ ial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24 m. This comprises £ 12 m ECL on £ 148.5 bn stage 1 assets, £ 2 m on £ 0.8 bn stage 2 fair value through other comprehensive income assets , cash collateral and settlement balances and £ 10 m on £ 10 m stage 3 other assets

[3]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m

[4]	The loan loss rate is 55 bps after applying the total impairment charge of £ 1,912 m